BORROWINGS	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
BORROWINGS
13.	BORROWINGS

Borrowings as of December 31, 2015 and 2016 consist of the following:

in millions of $	As of December 31,
	2015	2016
Comprised of:
Short-term bank borrowings	255.6	377.4
Long-term bank borrowings, current portion	160.4	149.8
Malaysian Government Loan, current portion	0.7	0.7
	416.7	527.9

Long-term bank borrowings, non-current portion	429.2	420.0
Malaysian Government Loan, non-current portion	124.3	123.7
	553.5	543.7

	970.2	1,071.6

The short-term bank borrowings outstanding as of December 31, 2015 and 2016 bore an average interest rate of 2.36% and 3.49% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2015 and 2016 bore an average interest rate of 2.53% and 2.66% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and will mature serially during 2017 to 2019.

On March 24, 2016, the Group drew down one-year-period bank borrowings of $45 million from KEB Hana Bank (the “2016 Loan”). The 2016 Loan bear interests at a floating rate indexed to six-month LIBOR plus a margin of 2.5% per annum. Interests are payable on a semi-annually basis from March 24, 2016 to March 24, 2017. On March 24, 2017, the 2016 Loan was renewed with a maturity date of March 27, 2018. According to the agreement, the 2016 Loan was borrowed for the purpose to repay the existing loan of the Group.

The current and non-current portions of long-term bank borrowings as of December 31, 2016 will be due in installments between the periods of January 1, 2017 to December 31, 2017 and January 1, 2018 to October 20, 2019, respectively.

As of December 31, 2015 and 2016, unused loan facilities for short-term and long-term bank borrowings amounted to 52.7 million and $ 43.5 million, respectively.

Bank borrowings as of December 31, 2016 were secured/guaranteed by the following:

Amount	Secured/guaranteed by
in millions of
$

742.3	Guaranteed by Hanwha Chemical
32.9	Guaranteed by the Company and other subsidiaries of the Group
47.4	Jointly guaranteed by (i) the Company and other subsidiaries of the Group and (ii) Hanwha Chemical
36.7
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii)  the Group’s buildings, plant and machinery and land use rights with net book value of $58.3 million, $55.3 million and $8.7 million, respectively

39.5
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii)  the Group’s buildings, plant and land use rights with net book value of $16.3 million, $114.3 million and $4.9 million, respectively

13.3	Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s land use rights with net book value of $9.8 million

912.0

As of December 31, 2016, the maturities of these long-term bank borrowings were as follows:

in millions of $	As of December 31, 2016

2017	149.8
2018	410.0
2019	10.0

569.8

The original principal amount of a loan from the Malaysian government is MYR 850.0 million ($198.0 million) (the “Government Loan”). The scheduled repayments began in 2013. The final maturity of the loan is in 2031. Interest rates are variable, with a fixed 0% interest through 2019, a fixed 1% interest through 2027, and a fixed 2% interest through maturity.